Schedule of shares issued and outstanding reverse recapitalization (Details) - USD ($)			12 Months Ended
	Nov. 17, 2022	Nov. 17, 2022	Dec. 31, 2022
Reverse Recapitalization
8i ordinary shares outstanding prior to Reverse Recapitalization	11,073,500	11,073,500
Less: redemption of 8i ordinary shares	(6,033,455)	(6,033,455)
Conversion of 8i rights	891,725	891,725
Shares issued to service providers	260,000	260,000
Conversion of EHL ordinary shares into 8i ordinary shares	14,000,000	14,000,000
Total shares outstanding	$ 20,191,770	$ 20,191,770	$ 11,911,459